Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases

Note 10. Leases

The Company leases clinics, office buildings, and certain equipment under noncancellable financing and operating lease agreements that expire at various dates through November 2031. See Note 2 for a summary of the Company’s policies relating to leases.

The initial terms of operating leases range from 0 to 10 years and certain leases provide for free rent periods, periodic rent increases, and renewal options. Monthly payments for these leases range from $0 to $37. All lease agreements generally require the Company to pay maintenance, repairs, property taxes, and insurance costs, which are generally variable amounts based on actual costs incurred during each applicable period.

Lease Expense

The components of lease expense were as follows for the three months ended March 31, 2022:

Three Months
Ended March
(in thousands)	31, 2022
Operating lease costs:	$1,168
Finance lease costs:
Amortization of ROU asset	$14
Interest expense	$1
Other lease costs:
Short-term lease costs	$109
Variable lease costs	$205

Operating and other lease costs are presented as part of selling, general, and administrative expenses. The components of finance lease costs appear in depreciation and amortization and interest expense.

Maturity of Lease Liabilities

The aggregate future lease payments for the Company’s leases in years subsequent to March 31, 2022 are as follows:

	Operating	Finance
(in thousands)	Leases	Leases
2022	$3,717	$42
2023	4,734	46
2024	4,089	38
2025	3,370	4
2026	2,442	1
Thereafter	2,505	—
Total future lease payment	$20,857	$131
Less: amount representing interest	(2,171)	(7)
Present value of future lease payment (lease liability)	$18,686	$124
Reported as:
Lease liabilities, current	$4,277	$50
Lease liabilities, noncurrent	14,409	74
Total lease liabilities	$18,686	$124

Lease Term and Discount Rate

The following table provides the weighted average remaining lease terms and weighted average discount rates for the Company’s leases as of March 31, 2022:

March 31,
2022
Weighted-average remaining lease term (in years)
Operating	4.81
Finance	2.58
Weighted-average discount rate
Operating	4.21%
Finance	4.39%

Supplemental Cash Flow Information

The following table provides certain cash flow and supplemental noncash information related to the Company’s lease liabilities for the three months ended March 31, 2022.

Three Months
Ended March
(in thousands)	31, 2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payment from operating leases	$1,145
Financing cash payments for finance leases	17
Lease liabilities arising from obtaining right-of-use assets:
Operating leases	$19,598
Finance leases	40

Lease Modifications

Effective March 1, 2022, the Company expanded its lease space and extended its lease term for a clinic in California, with a revised end date of March 1, 2028. This expansion and extension constitute a lease modification that qualifies as a change of accounting for the original lease and not a separate contract. Accordingly, in the first quarter of fiscal 2022, the Company recognized the difference of $775 as an increase to the operating lease liability; $682, net of lease incentives, as an increase to operating lease right-of-use asset, and $3 as rent expense.

Leases	Leases

The Company leases clinics, office buildings, and certain equipment under noncancellable financing and operating lease agreements that expire at various dates through November 2031. See Note 2 for a summary of the Company’s policies relating to leases.

The initial terms of operating leases range from 0 to 10 years and certain leases provide for free rent periods, periodic rent increases, and renewal options. Monthly payments for these leases range from $0 to $37. All lease agreements generally require the Company to pay maintenance, repairs, property taxes, and insurance costs, which are generally variable amounts based on actual costs incurred during each applicable period.

Lease Expense

The components of lease expense were as follows for the three months ended March 31, 2022:

Three Months
Ended March
(in thousands)	31, 2022
Operating lease costs:	$1,168
Finance lease costs:
Amortization of ROU asset	$14
Interest expense	$1
Other lease costs:
Short-term lease costs	$109
Variable lease costs	$205

Operating and other lease costs are presented as part of selling, general, and administrative expenses. The components of finance lease costs appear in depreciation and amortization and interest expense.

Maturity of Lease Liabilities

The aggregate future lease payments for the Company’s leases in years subsequent to March 31, 2022 are as follows:

	Operating	Finance
(in thousands)	Leases	Leases
2022	$3,717	$42
2023	4,734	46
2024	4,089	38
2025	3,370	4
2026	2,442	1
Thereafter	2,505	—
Total future lease payment	$20,857	$131
Less: amount representing interest	(2,171)	(7)
Present value of future lease payment (lease liability)	$18,686	$124
Reported as:
Lease liabilities, current	$4,277	$50
Lease liabilities, noncurrent	14,409	74
Total lease liabilities	$18,686	$124

Lease Term and Discount Rate

The following table provides the weighted average remaining lease terms and weighted average discount rates for the Company’s leases as of March 31, 2022:

March 31,
2022
Weighted-average remaining lease term (in years)
Operating	4.81
Finance	2.58
Weighted-average discount rate
Operating	4.21%
Finance	4.39%

Supplemental Cash Flow Information

The following table provides certain cash flow and supplemental noncash information related to the Company’s lease liabilities for the three months ended March 31, 2022.

Three Months
Ended March
(in thousands)	31, 2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payment from operating leases	$1,145
Financing cash payments for finance leases	17
Lease liabilities arising from obtaining right-of-use assets:
Operating leases	$19,598
Finance leases	40

Lease Modifications

Effective March 1, 2022, the Company expanded its lease space and extended its lease term for a clinic in California, with a revised end date of March 1, 2028. This expansion and extension constitute a lease modification that qualifies as a change of accounting for the original lease and not a separate contract. Accordingly, in the first quarter of fiscal 2022, the Company recognized the difference of $775 as an increase to the operating lease liability; $682, net of lease incentives, as an increase to operating lease right-of-use asset, and $3 as rent expense.